SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Jun. 30, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 10,336,667
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,343,902
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Total	792,650
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Total	5,567,539
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,954,043
Tax Year 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 678,533